Shareholders' Equity (Details)												6 Months Ended	12 Months Ended
	Dec. 05, 2024 USD ($) shares	Dec. 05, 2024 CNY (¥) shares	Nov. 13, 2024 USD ($) $ / shares shares	May 07, 2024 USD ($) $ / shares shares	Nov. 23, 2023 shares	May 02, 2023 USD ($)	Mar. 31, 2023 USD ($) $ / shares shares	Dec. 01, 2022 shares	Sep. 13, 2022 shares	Mar. 28, 2022 $ / shares shares	Feb. 09, 2021 $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2022 shares
Shareholders’ Equity [Line Items]
Shares issued							309,375
Ordinary shares, par value (in Dollars per share) | $ / shares												$ 0.0001	$ 0.0001
Ordinary shares, shares issued												73,438,750	73,438,750
Ordinary shares, shares authorized												500,000,000	500,000,000
Surrendered shares									1,500,000
Employment benefits expenses (in Dollars) | $													$ 1,968,000
Additional paid-in capital in equity (in Dollars) | $				$ 1,967,880
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.0001
Purchase price per share (in Dollars per share) | $ / shares			$ 0.55
Aggregate purchase price	$ 33,000,000	¥ 239,984,300	$ 33,000,000
Hongli Development [Member]
Shareholders’ Equity [Line Items]
Shares issued											97
Ordinary shares, par value (in Dollars per share) | $ / shares											$ 0.0001
Ordinary shares, shares issued														10,000,000
Surrendered shares								6,500,000	1,455,000
Holding shares												9,505,000
Hongli Technology [Member]
Shareholders’ Equity [Line Items]
Shares issued										17,459,903	3
Ordinary shares, par value (in Dollars per share) | $ / shares											$ 0.0001	$ 0.0001
Ordinary shares, shares issued										539,997
Forward split												180,000-for-1
Issuance of shares divided (in Dollars) | $												$ 50,000
Ordinary shares, shares authorized												500,000,000
Surrendered shares					133,125				45,000
Holding shares												495,000
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Employment benefits expenses (in Dollars) | $				$ 120
IPO [Member]
Shareholders’ Equity [Line Items]
Shares issued							2,062,500
Issuance of shares divided (in Dollars) | $						$ 1,100,000	$ 7,200,000
Par value per share (in Dollars per share) | $ / shares							$ 4
Gross proceeds (in Dollars) | $						1,237,500	$ 8,250,000
Over-Allotment Option [Member]
Shareholders’ Equity [Line Items]
Shares issued (in Dollars) | $						$ 309,375
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Shares issued	60,000,000	60,000,000	60,000,000	1,200,000						17,999,900
Ordinary shares, par value (in Dollars per share) | $ / shares										$ 0.0001
Ordinary Shares [Member] | IPO [Member]
Shareholders’ Equity [Line Items]
Shares issued							2,062,500
Share Based Compensation [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares				$ 1.64